Offerings	Nov. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, underlying common warrants (3)
Amount Registered | shares	9,003,332
Proposed Maximum Offering Price per Unit	0.94
Maximum Aggregate Offering Price	$ 8,463,132.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,168.76
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the Selling Stockholder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Capital Market on November 19, 2025. (3) Consists of up to 9,003,332 shares of common stock issuable upon the exercise of common warrants offered and for resale by the selling stockholder named in the prospectus.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, underlying pre-funded warrants (4)
Amount Registered | shares	4,501,666
Proposed Maximum Offering Price per Unit	0.94
Maximum Aggregate Offering Price	$ 4,231,566.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 584.38
Offering Note	(4) Consists of up to 4,501,666 shares of common stock issuable upon the exercise of pre-funded warrants offered and for resale by the selling stockholder named in the prospectus.